UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681
Guggenheim Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31
Date of reporting period: July 1, 2011 - September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

GPM Guggenheim Enhanced Equity Income Fund
Portfolio of Investments
September 30, 2011 (unaudited)

Number
of Shares	Description			Value
	Long-Term Investments - 124.7%
	Exchange Traded Funds (a) - 124.7%
440,800	Financial Select Sector SPDR			$ 5,214,664
317,900	iShares Russell 2000 Index Fund			20,425,075
98,900	Materials Select Sector SPDR			2,899,748
201,500	PowerShares QQQ Trust, Series 1			10,582,780
136,000	ProShares Ultra QQQ			9,908,960
261,900	ProShares Ultra S&P500			10,038,627
396,800	SPDR Dow Jones Industrial Average ETF Trust			43,215,488
626,000	SPDR S&P 500 ETF Trust			70,844,420
71,900	SPDR S&P MidCap 400 ETF			10,219,147
166,500	Utilities Select Sector SPDR			5,601,060
	(Cost $208,481,825)			188,949,969

	Short-Term Investment - 1.3%
	Money Market - 1.3%
1,978,841	Dreyfus Treasury Prime Cash Management - Institutional Shares			1,978,841
	(Cost $1,978,841)

	Total Investments - 126.0%
	(Cost $210,460,666)			190,928,810
	Liabilities in excess of Other Assets - 0.0% *			(7,883)
	Total Value of Options Written - (1.2%) (Premiums received $7,257,078)			(1,837,552)
	Borrowings - (24.8% of Net Assets or 19.6% of Total Investments)			(37,500,000)
	Net Assets - 100.0%			$ 151,583,375

Contracts (100 shares per contract)	Options Written	Expiration Month	Exercise Price	Value
	Call Options Written (b) - (1.2%)
(4,408)	Financial Select Sector SPDR	October 2011	$13.00	$(70,528)
(3,179)	iShares Russell 2000 Index Fund	October 2011	73.00	(90,601)
(989)	Materials Select Sector SPDR	October 2011	34.00	(12,857)
(2,015)	PowerShares QQQ Trust, Series 1	October 2011	57.00	(75,563)
(1,360)	ProShares Ultra QQQ	October 2011	85.00	(171,360)
(2,619)	ProShares Ultra S&P500	October 2011	45.00	(102,141)
(3,968)	SPDR Dow Jones Industrial Average ETF Trust	October 2011	115.00	(436,480)
(6,260)	SPDR S&P 500 ETF Trust	October 2011	121.00	(632,260)
(719)	SPDR S&P MidCap 400 ETF	October 2011	157.00	(149,192)
(1,665)	Utilities Select Sector SPDR	October 2011	34.00	(96,570)

	Total Value of Options Written - (1.2%)
	(Premiums received $7,257,078)			$ (1,837,552)

S&P - Standard & Poor's

*	Represents less than 0.1% of net assets.
(a)
All of these securities represent cover (directly or through conversion rights) for outstanding options written.  All of these securities have been physically segregated as collateral for borrowings outstanding.

(b)	Non-income producing security.

	See previously submitted notes to financial statements for the period ended June 30, 2011.

	Country Allocation*
	United States	100.0%

	* Subject to change daily. Based on total investments.

At September 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$210,462,548	$129,150	$(19,662,888)	$(19,533,738)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at September 30, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Exchange Traded Funds	$188,950	$-	$-	$188,950
Money Market Fund	1,979	-	-	1,979
Total	$190,929	$-	$-	$190,929

Liabilities:
Call Options Written	$1,838	$-	$-	$1,838
Total	$1,838	$-	$-	$1,838

There were no transfers between levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation  that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Income Fund

By:                /s/ Kevin M. Robinson
Name:           Kevin M. Robinson
Title:             Chief Executive Officer and Chief Legal Officer

Date:             November 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                /s/ Kevin M. Robinson
Name:           Kevin M. Robinson
Title:             Chief Executive Officer and Chief Legal Officer

Date:            November 14, 2011

By:                /s/ John Sullivan
Name:           John Sullivan
Title:             Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:            November 14, 2011